UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2020

Date of reporting period:  November 30, 2019

Item 1. Reports to Stockholders.

Reinhart Mid Cap PMV Fund

Investor Class Shares – RPMMX
Advisor Class Shares – RPMVX
Institutional Class Shares – RPMNX

Reinhart Genesis PMV Fund

Investor Class Shares – RPMAX
Advisor Class Shares – RPMFX

Semi-Annual Report

www.ReinhartFunds.com	November 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.reinhartfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-855-774-3863 or by sending an e-mail request to info@reinhart-partnersinc.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-855-774-3863 or send an email request to info@reinhart-partnersinc.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with a Fund.

Reinhart Mid Cap PMV Fund (Unaudited)

December 18, 2019

Fellow Shareholders,

Unlike last year when the markets witnessed a dramatic decline during the fourth quarter, in 2019 stocks have enjoyed strong returns throughout the year. The U.S. economy continues to advance and set new records for the longest economic expansion on record with 125 consecutive months of positive GDP growth. Corporate profits continue to increase and interest rates remain low. In this environment, the Reinhart Mid Cap PMV Fund – Advisor Class (the “Fund”) gained +10.18% for the six-month period ending November 30, 2019. This return lagged the +11.54% gain for the Russell Midcap Value Index during that same semi-annual timeframe.

While we are disappointed to lag the benchmark, we realize the Fund’s disciplined investment philosophy may hold back relative returns in more aggressive market environments like 2019. For example, the most significant underperforming sector during this recent six-month period was Technology, where the Fund’s service-based holdings struggled to keep pace with strong stock returns in software and semiconductors. On the positive side, the Fund did pick up relative ground in Consumer Discretionary with three holdings that gained over 25% during this period. Given what appear to be full valuations for most U.S. stocks, our equity team has been very selective this year while researching new investment opportunities. We remain prudent and will exercise patience going forward, with the ongoing goal of protecting shareholder capital should market volatility return.

In the meantime, Reinhart continues to evaluate each company in the portfolio and has made adjustments to reflect the ongoing changes in business fundamentals and competitive dynamics. We exited nine positions over the past six months and have redeployed that capital into our highest conviction positions, as well as six new stocks from our research watch list – each purchased after declining to a 30% discount from PMV. However, new ideas that meet our quality standards and valuation discipline are increasingly difficult to identify in this bull market, and portfolio cash levels are drifting higher as a result.

Going forward, we believe the Fund should benefit from corporate actions being considered by the boards of several current holdings. Seven companies in the PMV portfolio are considering significant asset sales, divisional spinoffs, cost restructurings, and other strategic actions to enhance shareholder value. We applaud these potential moves, and believe they could act as a catalyst for better stock performance in a market that has been slow to recognize the intrinsic value of underlying company assets for some out-of-favor stocks. Given the amount of capital pursuing growth strategies, it is not surprising the Russell Midcap Growth Index now trades at a P/E ratio 56% higher than the Russell Midcap Value Index, the largest gap in over 15 years (FactSet Research 11/30/19). Although value investing is clearly out-of-style today, we believe the economic reality of private market value should eventually enhance Fund returns.

As always, we will continue to manage the portfolio with all diligence and remain passionate about the PMV strategy. We appreciate your interest and ongoing investment in Reinhart’s Mid Cap PMV Fund.

Sincerely,

Brent Jesko, MBA
Senior Portfolio Manager, Reinhart Partners Inc.

Reinhart Mid Cap PMV Fund (Unaudited)

Must be preceded or accompanied by a prospectus.

Past performance is not a guarantee of future results.

Mutual fund investing involves risk.  Principal loss is possible.  Investing in medium-sized companies involves greater risk than those associated with investing in large company stocks, such as business risk, significant stock price fluctuations and illiquidity.

Opinions expressed are those of the fund manager and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

•	Russell Midcap Value Index: an unmanaged equity index which measures the performance of mid-sized U.S. companies classified by Russell as ‘value’. An investment cannot be made directly in an index.

•	Russell Midcap Growth Index: an unmanaged equity index which measures the performance of mid-sized U.S. companies classified by Russell as ‘growth’. An investment cannot be made directly in an index.

•	PMV (Private Market Value): the estimated stock price that a corporate buyer or private equity firm would be willing to pay per share to buyout and control the entire company.

•	P/E Ratio: The price-to-earnings ratio (P/E) is the ratio for valuing a company that measures its current stock price relative to its per-share earnings.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.  Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

Quasar Distributors, LLC, Distributor.

Reinhart Mid Cap PMV Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of November 30, 2019

	1-Year	3-Year	5-Year	Since Inception(1)
Investor Class	6.41%	5.97%	6.54%	10.36%
Advisor Class	6.70%	6.25%	6.81%	10.63%
Institutional Class	6.82%	6.39%	6.96%	10.79%
Russell Midcap Value Index(2)	10.37%	7.65%	7.13%	12.66%

(1)
Period from Fund inception through November 30, 2019. The Advisor and Investor Class commenced operations on June 1, 2012, and the Institutional Class commenced operations on September 29, 2017. Performance shown for the Institutional Class prior to the inception of the Institutional Class is based on the performance of the Advisor Class, adjusted for the lower expenses applicable to the Institutional Class.

(2)	The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. This index cannot be invested in directly.

Reinhart Mid Cap PMV Fund

Allocation of Portfolio Net Assets(1) (Unaudited)
November 30, 2019
(% of Net Assets)

Top Ten Equity Holdings(1) (Unaudited)
November 30, 2019
(% of Net Assets)

Vistra Energy	3.3%
Discovery, Class A	3.2%
Citizens Financial Group	3.2%
White Mountains Insurance Group	3.1%
Ingredion	3.1%
Encompass Health	3.0%
Cognizant Technology Solutions, Class A	2.9%
National Oilwell Varco	2.9%
Weyerhaeuser – REIT	2.8%
Snap-on	2.7%

(1)	Fund Holdings and Sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Reinhart Genesis PMV Fund (Unaudited)

December 18, 2019

Fellow Shareholders,

Amidst a strong bull market, the Reinhart Genesis PMV Fund’s returns have lagged the benchmark returns through the first half of the Fund’s second fiscal year. The Reinhart Genesis PMV Fund – Advisor Class (the “Fund”) has generated a net return of 8.94% for the six months ended November 30, 2019, vs. returns of 12.37% for the Russell 2500 Index and 11.66% for the Russell 2000 Index.

Underperformance over this period came in part from the Industrial and Information Technology sectors.  Our holdings within the Information Technology sector are characteristically more conservative, steadier business models.  As a group, these stocks did not keep up with the more speculative Technology holdings represented within our Russell benchmark indices during an aggressive “risk-on” rally.

Industrial sector returns were hampered by disappointing earnings results from a few of our holdings.  Interestingly, most of these situations came from some of our highest quality companies and previously best performing stocks.  We have reviewed these investments and believe each company’s competitive advantage remains intact, fundamental outlooks are favorable, and valuations are now even more compelling.  We view these stocks as coiled springs, ready to release as transitory challenges subside.  We have added to several of these portfolio holdings, which is one reason the team at Reinhart feels particularly optimistic about 2020.

We remain disciplined within our investment process, which has led us to reduce position sizes and harvest gains amidst the strong bull market rally in 2019, leading to an elevated level of cash. While this has held back returns somewhat during the market rally, we believe it is a prudent approach that provides the portfolio “dry powder,” advantageous when markets get rockier, which they inevitably will.

The portfolio did benefit from strong earnings results across our Financial sector holdings.  Consumer Discretionary was another source of strength, as was our avoidance of Energy stocks.

The last three years have seen a remarkable run for growth stock outperformance vs. value stocks – the Russell 2500 Growth Index outperformed its Value counterpart by 35.78% from the start of 2017 through the end of November.  As a result, the valuation discrepancy between growth and value stocks is near all-time highs on many metrics.  For example, the Price-to-Earnings ratio for the Russell 2500 Growth index (34.5x) is 125% above that of its Value (15.3x) counterpart – the widest differential since the late 1990’s Technology bubble burst (FactSet 12/18/19).

Given Reinhart’s disciplined valuation framework and general avoidance of high-priced, speculative stocks, this market environment has been a headwind.  Calling inflection points in market trends is a fool’s game, but we believe the ‘rubber band’ has been stretched quite far and would not be surprised to see a reversion to the mean.  We would welcome such a shift in market sentiment.

Thank you for your confidence in Reinhart Partners.

Sincerely,

Matthew Martinek, CFA
Portfolio Manager, Reinhart Partners Inc.

Reinhart Genesis PMV Fund (Unaudited)

Must be preceded or accompanied by a prospectus.

Past performance is not a guarantee of future results.

Mutual fund investing involves risk.  Principal loss is possible.  Investing in medium-sized companies involves greater risk than those associated with investing in large company stocks, such as business risk, significant stock price fluctuations and illiquidity.

Opinions expressed are those of the fund manager and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

•	Russell 2000 Index: an unmanaged equity index which measures the performance of small-cap companies by Russell. An investment cannot be made directly in an index.

•	Russell 2500 Index: an unmanaged equity index which measures the performance of smid-cap companies by Russell. An investment cannot be made directly in an index.

•
The Russell 2500 Growth Index measures the performance of the small to mid-cap growth segment of the US equity universe. It includes those Russell 2500 companies with higher growth earning potential as defined by FTSE Russell's leading style methodology. The Russell 2500 Growth Index is constructed to provide a comprehensive and unbiased barometer of the small to mid-cap growth market. An investment cannot be made directly in an index.

•
The Russell 2500 Value Index measures the performance of the small to mid-cap value segment of the US equity universe. It includes those Russell 2500 companies that are considered more value oriented relative to the overall market as defined by Russell’s leading style methodology. The Russell 2500 Value Index is constructed to provide a comprehensive and unbiased barometer of the small to mid-cap growth market. An investment cannot be made directly in an index.

•	PMV (Private Market Value): the estimated stock price that a corporate buyer or private equity firm would be willing to pay per share to buyout and control the entire company.

•	P/E Ratio: The price-to-earnings ratio (P/E) is the ratio for valuing a company that measures its current stock price relative to its per-share earnings.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.  Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

Quasar Distributors, LLC, Distributor.

Reinhart Genesis PMV Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of November 30, 2019

	1-Year	Since Inception(1)
Investor Class	9.39%	6.23%
Advisor Class	9.63%	6.60%
Russell 2500 Index(2)	11.41%	4.97%
Russell 2000 Index(3)	7.51%	1.04%

(1)	Inception date of the Fund was June 1, 2018.
(2)
The Russell 2500 Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 Index is a subset of the Russell 3000 Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership. This index cannot be invested in directly.

(3)
The Russell 2000 Index is a market capitalization-weighted index comprised of the 2,000 smallest companies listed on the Russell 3000 Index, which contains the 3,000 largest companies in the U.S. based on market capitalization. This index cannot be invested in directly.

Reinhart Genesis PMV Fund

Allocation of Portfolio Net Assets(1) (Unaudited)
November 30, 2019
(% of Net Assets)

Top Ten Equity Holdings(1) (Unaudited)
November 30, 2019
(% of Net Assets)

Aerojet Rocketdyne Holdings	4.3%
Premier, Class A	4.0%
White Mountains Insurance Group	3.8%
Cision	3.6%
Marcus & Millichap	3.6%
Ryman Hospitality Properties – REIT	3.6%
Encompass Health	3.5%
TriNet Group	3.5%
Insperity	3.5%
First Citizens BancShares, Class A	3.4%

(1)	Fund Holdings and Sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Reinhart Funds

Expense Examples (Unaudited)
November 30, 2019

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) on going costs, including management fees; distribution (12b-1) fees; shareholder service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2019 – November 30, 2019).

ACTUAL EXPENSES

For each class, the first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

Reinhart Mid Cap PMV Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(6/1/2019)	(11/30/2019)	(6/1/2019 to 11/30/2019)
Investor Class Actual(2)	$1,000.00	$1,099.60	$6.82
Investor Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.50	$6.56

Advisor Class Actual(2)	$1,000.00	$1,101.80	$5.52
Advisor Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.75	$5.30

Institutional Class Actual(2)	$1,000.00	$1,102.40	$4.73
Institutional Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.50	$4.55

(1)
Expenses are equal to the Fund’s annualized expense ratio for most recent six-month period of 1.30%, 1.05%, 0.90%, for the Investor Class, Advisor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended November 30, 2019 of 9.96%, 10.18% and 10.24% for the Investor Class, Advisor Class and Institutional Class, respectively.

Reinhart Funds

Expense Examples (Unaudited) – Continued
November 30, 2019

Reinhart Genesis PMV Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(6/1/2019)	(11/30/2019)	(6/1/2019 to 11/30/2019)
Investor Class Actual(2)	$1,000.00	$1,087.50	$6.26
Investor Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.00	$6.06

Advisor Class Actual(2)	$1,000.00	$1,089.40	$4.96
Advisor Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.25	$4.80

(1)
Expenses are equal to the Fund’s annualized expense ratio for most recent six-month period of 1.20%, 0.95%, for the Investor Class and Advisor Class, respectively, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended November 30, 2019 of 8.75% and 8.94% for the Investor Class and Advisor Class, respectively.

Reinhart Mid Cap PMV Fund

Schedule of Investments (Unaudited)
November 30, 2019

Description	Shares	Value

COMMON STOCKS – 94.7%

Communication Services – 8.4%
Discovery, Class A*	226,210	$7,451,357
Interpublic Group of Companies	276,510	6,193,824
Zayo Group Holdings*	166,620	5,705,069
		19,350,250

Consumer Discretionary – 13.9%
Aramark	114,923	5,015,240
eBay	129,920	4,614,759
Expedia Group	59,500	6,048,770
Hanesbrands	349,030	5,259,882
LKQ*	158,930	5,607,050
Thor Industries	85,920	5,479,118
		32,024,819

Consumer Staples – 3.1%
Ingredion	86,000	7,152,620

Energy – 5.4%
National Oilwell Varco	293,240	6,612,562
Pioneer Natural Resources	45,420	5,806,493
		12,419,055

Financials – 19.9%
BOK Financial	64,541	5,378,847
Citizens Financial Group	192,810	7,415,473
Fifth Third Bancorp	147,810	4,462,384
Invesco	315,800	5,545,448
Loews	97,680	4,971,912
Northern Trust	48,910	5,245,108
Signature Bank	47,095	5,809,639
White Mountains Insurance Group	6,513	7,209,370
		46,038,181

Health Care – 6.1%
Cerner	44,300	3,171,437
Encompass Health	99,287	7,020,584
Universal Health Services, Class B	28,650	3,996,388
		14,188,409

Industrials – 10.9%
AMERCO	16,995	6,155,929
Arconic	177,820	5,505,307
Carlisle Companies	22,970	3,582,861

See Notes to the Financial Statements

Reinhart Mid Cap PMV Fund

Schedule of Investments (Unaudited) – Continued
November 30, 2019

Description	Shares	Value

COMMON STOCKS – 94.7% (Continued)

Industrials – 10.9% (Continued)
Masco	79,570	$3,703,983
Snap-on	38,795	6,225,046
		25,173,126

Information Technology – 7.0%
Citrix Systems	44,710	5,043,735
Cognizant Technology Solutions, Class A	104,560	6,703,342
Fidelity National Financial	93,500	4,453,405
		16,200,482

Materials – 2.3%
Axalta Coating Systems*	185,210	5,272,929

Real Estate – 9.9%
Jones Lang LaSalle	35,690	5,936,318
Ryman Hospitality Properties – REIT	56,900	5,077,187
Ventas – REIT	91,920	5,359,855
Weyerhaeuser – REIT	218,020	6,433,770
		22,807,130

Utilities – 7.8%
Avista	96,800	4,576,704
UGI	135,750	5,911,913
Vistra Energy	284,710	7,553,356
		18,041,973
TOTAL COMMON STOCKS
(Cost $195,117,511)		218,668,974

SHORT-TERM INVESTMENT – 5.1%
First American Treasury Obligations Fund, Class X, 1.59%^
(Cost $11,802,650)	11,802,650	11,802,650
Total Investments – 99.8%
(Cost $206,920,161)		230,471,624
Other Assets and Liabilities, Net – 0.2%		400,316
Total Net Assets – 100.0%		$230,871,940

*	Non-income producing security.
^	The rate shown is the annualized seven-day effective yield as of November 30, 2019.
REIT – Real Estate Investment Trust

The Global Industry Classification Standard (“GICS”®) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

Reinhart Genesis PMV Fund

Schedule of Investments (Unaudited)
November 30, 2019

Description	Shares	Value

COMMON STOCKS – 95.2%

Consumer Discretionary – 15.9%
Bloomin’ Brands	61,460	$1,478,113
Carter’s	9,350	965,948
Dorman Products*	4,470	332,210
frontdoor*	10,000	452,600
Gentex	20,430	580,212
IAA*	15,850	718,481
Michaels*	75,100	614,318
Thor Industries	17,180	1,095,569
Viad	13,860	871,794
		7,109,245

Financials – 17.9%
1st Source	23,860	1,226,643
Air Lease	30,980	1,438,401
First Citizens BancShares, Class A	2,900	1,507,420
First Hawaiian	38,490	1,098,505
International Bancshares	24,520	1,040,138
White Mountains Insurance Group	1,550	1,715,726
		8,026,833

Health Care – 7.5%
Encompass Health	22,420	1,585,318
Premier, Class A*	49,810	1,770,248
		3,355,566

Industrials – 20.2%
Aerojet Rocketdyne Holdings*	43,370	1,916,954
AMERCO	3,943	1,428,233
Astronics	32,834	957,111
GMS*	29,280	906,509
Grand Canyon Education*	16,400	1,397,116
Insperity	20,030	1,557,733
KAR Auction Services	15,050	317,856
UniFirst	2,800	577,500
		9,059,012

Information Technology – 15.0%
ACI Worldwide*	25,500	956,250
ASGN*	21,500	1,440,715
Cision*	163,680	1,626,979
Gentherm*	9,940	415,989

See Notes to the Financial Statements

Reinhart Genesis PMV Fund

Schedule of Investments (Unaudited) – Continued
November 30, 2019

Description	Shares	Value

COMMON STOCKS – 95.2% (Continued)

Information Technology – 15.0% (Continued)
MAXIMUS	9,500	$709,175
TriNet Group*	28,500	1,560,375
		6,709,483

Materials – 2.3%
GrafTech International	72,500	1,021,525

Real Estate – 16.4%
Alexander & Baldwin – REIT	65,220	1,413,970
Extended Stay America	87,620	1,293,271
Life Storage – REIT	8,110	888,207
Marcus & Millichap*	43,560	1,601,266
Medical Properties Trust – REIT	26,950	559,482
Ryman Hospitality Properties – REIT	17,840	1,591,863
		7,348,059
TOTAL COMMON STOCKS
(Cost $40,902,259)		42,629,723

SHORT-TERM INVESTMENT – 5.2%
First American Treasury Obligations Fund, Class X, 1.59%^
(Cost $2,353,046)	2,353,046	2,353,046
Total Investments – 100.4%
(Cost $43,255,305)		44,982,769
Other Assets and Liabilities, Net – (0.4)%		(158,059)
Total Net Assets – 100.0%		$44,824,710

*	Non-income producing security.
^	The rate shown is the annualized seven-day effective yield as of November 30, 2019.
REIT – Real Estate Investment Trust

The Global Industry Classification Standard (“GICS”®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

Reinhart Funds

Statements of Assets and Liabilities (Unaudited)
November 30, 2019

	Mid Cap	Genesis
	PMV Fund	PMV Fund
ASSETS:
Investments, at value	$230,471,624	$44,982,769
(Cost $206,920,161 & $43,255,305, respectively)
Dividends & interest receivable	395,604	50,148
Receivable for capital shares sold	235,044	146,068
Prepaid expenses	31,092	17,564
Total assets	231,133,364	45,196,549

LIABILITIES:
Payable for capital shares redeemed	9,692	312,268
Payable to investment adviser	132,574	10,310
Payable for fund administration & accounting fees	44,049	15,436
Payable for compliance fees	2,196	2,153
Payable for transfer agent fees & expenses	27,070	6,685
Payable for custody fees	6,941	1,762
Payable for trustee fees	—	11
Accrued distribution & shareholder service fees	12,777	6,930
Accrued other fees	26,125	16,284
Total liabilities	261,424	371,839

NET ASSETS	$230,871,940	$44,824,710

NET ASSETS CONSIST OF:
Paid-in capital	$218,291,320	$42,912,564
Total distributable earnings	12,580,620	1,912,146
Net Assets	$230,871,940	$44,824,710
Investor Class
Net Assets	$18,416,608	$12,011,380
Shares issued and outstanding(1)	1,217,018	1,110,857
Net asset value, redemption price and offering price per share	$15.13	$10.81

Advisor Class
Net Assets	$164,878,034	$32,813,330
Shares issued and outstanding(1)	10,884,223	3,025,511
Net asset value, redemption price and offering price per share	$15.15	$10.85

Institutional Class
Net Assets	$47,577,298	—
Shares issued and outstanding(1)	3,133,889	—
Net asset value, redemption price and offering price per share	$15.18	—

(1)	Unlimited shares authorized without par value.

See Notes to the Financial Statements

Reinhart Funds

Statements of Operations (Unaudited)
For the Six Months Ended November 30, 2019

	Mid Cap	Genesis
	PMV Fund	PMV Fund
INVESTMENT INCOME:
Dividend income	$2,072,005	$163,179
Less: Foreign taxes withheld	—	—
Interest income	152,991	22,427
Total investment income	2,224,996	185,606

EXPENSES:
Investment adviser fees (See Note 4)	1,014,002	125,961
Fund administration & accounting fees (See Note 4)	135,911	51,183
Transfer agent fees & expenses (See Note 4)	80,044	21,147
Federal & state registration fees	30,261	21,935
Custody fees (See Note 4)	13,342	3,439
Postage & printing fees	10,251	1,016
Audit fees	9,794	8,510
Trustee fees (See Note 4)	6,532	6,440
Compliance fees (See Note 4)	6,002	5,910
Other fees	4,026	3,101
Legal fees	1,442	1,323
Distribution & shareholder service fees (See Note 5):
Investor Class	35,587	14,088
Advisor Class	38,383	3,716
Total expenses before reimbursement/waiver	1,385,577	267,769
Less: reimbursement/waiver from investment adviser (See Note 4)	(213,967)	(127,720)
Net expenses	1,171,610	140,049

NET INVESTMENT INCOME	1,053,386	45,557

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(9,687,358)	145,703
Net change in unrealized appreciation/depreciation on investments	30,431,133	2,148,668
Net realized and unrealized gain on investments	20,743,775	2,294,371

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$21,797,161	$2,339,928

See Notes to the Financial Statements

Reinhart Mid Cap PMV Fund

Statements of Changes in Net Assets

	Six Months Ended
	November 30, 2019	Year Ended
	(Unaudited)	May 31, 2019
OPERATIONS:
Net investment income	$1,053,386	$1,483,942
Net realized gain (loss) on investments	(9,687,358)	2,949,092
Net change in unrealized appreciation/depreciation on investments	30,431,133	(20,533,841)
Net increase (decrease) in net assets resulting from operations	21,797,161	(16,100,807)

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	534,230	2,841,848
Proceeds from reinvestment of distributions	—	1,225,589
Payments for shares redeemed	(807,950)	(2,913,560)
Increase (decrease) in net assets from Investor Class transactions	(273,720)	1,153,877
Advisor Class:
Proceeds from shares sold	11,425,013	78,473,237
Proceeds from reinvestment of distributions	—	12,663,959
Payments for shares redeemed	(20,144,662)	(72,318,498)
Increase (decrease) in net assets from Advisor Class transactions	(8,719,649)	18,818,698
Institutional Class:
Proceeds from shares sold	3,869,091	13,963,364
Proceeds from reinvestment of distributions	—	2,988,545
Payments for shares redeemed	(5,613,333)	(6,673,978)
Increase (decrease) in net assets from Institutional Class transactions	(1,744,242)	10,277,931
Net increase (decrease) in net assets
resulting from capital share transactions	(10,737,611)	30,250,506

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders – Investor Class	—	(1,258,214)
Net distributions to shareholders – Advisor Class	—	(13,663,483)
Net distributions to shareholders – Institutional Class	—	(2,988,546)
Total distributions to shareholders	—	(17,910,243)

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,059,550	(3,760,544)

NET ASSETS:
Beginning of period	219,812,390	223,572,934
End of period	$230,871,940	$219,812,390

See Notes to the Financial Statements

Reinhart Genesis PMV Fund

Statements of Changes in Net Assets

	Six Months Ended
	November 30, 2019	Year Ended
	(Unaudited)	May 31, 2019
OPERATIONS:
Net investment income	$45,557	$39,815
Net realized gain on investments	145,703	104,440
Net change in unrealized appreciation/depreciation on investments	2,148,668	(421,204)
Net increase (decrease) in net assets resulting from operations	2,339,928	(276,949)

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	500,293	10,768,850
Proceeds from reinvestment of distributions	—	104,518
Payments for shares redeemed	(1,086)	(5,126)
Increase in net assets from Investor Class transactions	499,207	10,868,242
Advisor Class:
Proceeds from shares sold	26,746,912	7,908,490
Proceeds from reinvestment of distributions	—	42,955
Payments for shares redeemed	(1,268,716)	(1,884,526)
Increase in net assets from Advisor Class transactions	25,478,196	6,066,919
Net increase in net assets resulting from capital share transactions	25,977,403	16,935,161

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders – Investor Class	—	(104,522)
Net distributions to shareholders – Advisor Class	—	(46,311)
Total distributions to shareholders	—	(150,833)

TOTAL INCREASE IN NET ASSETS	28,317,331	16,507,379

NET ASSETS:
Beginning of period	16,507,379	—
End of period	$44,824,710	$16,507,379

See Notes to the Financial Statements

Reinhart Mid Cap PMV Fund

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months
	Ended
	November 30,
	2019		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	(Unaudited)		May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015

PER SHARE DATA:
Net asset value,
beginning of period	$13.76		$16.02	$15.49	$14.52	$14.65	$14.33

INVESTMENT OPERATIONS:
Net investment income	0.05		0.05	0.08	0.05	0.05	0.02
Net realized and unrealized
gain (loss) on investments	1.32		(1.12)	1.82	1.33	0.25	0.92
Total from
investment operations	1.37		(1.07)	1.90	1.38	0.30	0.94

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.02)	(0.04)	(0.05)	(0.04)	(0.04)
Net realized gains	—		(1.17)	(1.33)	(0.36)	(0.39)	(0.58)
Total distributions	—		(1.19)	(1.37)	(0.41)	(0.43)	(0.62)

Net asset value, end of period	$15.13		$13.76	$16.02	$15.49	$14.52	$14.65

TOTAL RETURN	9.96	%(1)	-5.89%	12.56%	9.50%	2.41%	6.72%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (in millions)	$18.4		$17.0	$18.1	$27.8	$23.1	$21.4

Ratio of expenses to
average net assets:
Before expense waiver	1.56	%(2)	1.52%	1.56%	1.51%	1.56%	1.61%
After expense waiver	1.30	%(2)	1.30%	1.32%	1.35%	1.35%	1.35%

Ratio of net investment income
(loss) to average net assets:
Before expense waiver	0.41	%(2)	0.18%	0.08%	0.15%	0.19%	(0.06)%
After expense waiver	0.67	%(2)	0.40%	0.32%	0.31%	0.40%	0.20%

Portfolio turnover rate	19	%(1)	54%	77%	62%	63%	55%

(1)	Not annualized.
(2)	Annualized.

See Notes to the Financial Statements

Reinhart Mid Cap PMV Fund

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months
	Ended
	November 30,
	2019		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Advisor Class	(Unaudited)		May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015

PER SHARE DATA:
Net asset value,
beginning of period	$13.75		$16.05	$15.54	$14.56	$14.69	$14.36

INVESTMENT OPERATIONS:
Net investment income	0.07		0.10	0.09	0.07	0.08	0.06
Net realized and unrealized
gain (loss) on investments	1.33		(1.15)	1.85	1.35	0.25	0.92
Total from
investment operations	1.40		(1.05)	1.94	1.42	0.33	0.98

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.08)	(0.10)	(0.08)	(0.07)	(0.07)
Net realized gains	—		(1.17)	(1.33)	(0.36)	(0.39)	(0.58)
Total distributions	—		(1.25)	(1.43)	(0.44)	(0.46)	(0.65)

Net asset value, end of period	$15.15		$13.75	$16.05	$15.54	$14.56	$14.69

TOTAL RETURN	10.18	%(1)	-5.69%	12.81%	9.78%	2.64%	7.03%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (in millions)	$164.9		$157.9	$165.5	$158.1	$109.1	$86.5

Ratio of expenses to
average net assets:
Before expense waiver	1.21	%(2)	1.22%	1.26%	1.26%	1.31%	1.36%
After expense waiver	1.05	%(2)	1.05%	1.07%	1.10%	1.10%	1.10%

Ratio of net investment income
to average net assets:
Before expense waiver	0.76	%(2)	0.48%	0.40%	0.40%	0.44%	0.19%
After expense waiver	0.92	%(2)	0.65%	0.59%	0.56%	0.65%	0.45%

Portfolio turnover rate	19	%(1)	54%	77%	62%	63%	55%

(1)	Not annualized.
(2)	Annualized.

See Notes to the Financial Statements

Reinhart Mid Cap PMV Fund

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended			For the Period
	November 30, 2019		Year Ended	Inception(1) through
	(Unaudited)		May 31, 2019	May 31, 2018
Institutional Class

PER SHARE DATA:
Net asset value, beginning of period	$13.77		$16.06	$16.11

INVESTMENT OPERATIONS:
Net investment income	0.08		0.12	0.13
Net realized and unrealized
gain (loss) on investments	1.33		(1.15)	1.26
Total from investment operations	1.41		(1.03)	1.39

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.09)	(0.11)
Net realized gains	—		(1.17)	(1.33)
Total distributions	—		(1.26)	(1.44)

Net asset value, end of period	$15.18		$13.77	$16.06

TOTAL RETURN	10.24	%(2)	-5.57%	8.92	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$47.6		$44.9	$40.0

Ratio of expenses to average net assets:
Before expense waiver	1.16	%(3)	1.16%	1.19	%(3)
After expense waiver	0.90	%(3)	0.90%	0.90	%(3)

Ratio of net investment income to average net assets:
Before expense waiver	0.81	%(3)	0.54%	0.29	%(3)
After expense waiver	1.07	%(3)	0.80%	0.58	%(3)

Portfolio turnover rate	19	%(2)	54%	77	%(2)

(1)	Inception date of the Fund was September 29, 2017.
(2)	Not annualized.
(3)	Annualized.

See Notes to the Financial Statements

Reinhart Genesis PMV Fund

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended
	November 30, 2019		Year Ended
	(Unaudited)		May 31, 2019
Investor Class

PER SHARE DATA:
Net asset value, beginning of period	$9.94		$10.00

INVESTMENT OPERATIONS:
Net investment income	0.01		0.03
Net realized and unrealized gain on investments	0.86		0.03 (1)
Total from investment operations	0.87		0.06

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.02)
Net realized gains	—		(0.10)
Total distributions	—		(0.12)

Net asset value, end of period	$10.81		$9.94

TOTAL RETURN	8.75	%(2)	0.69%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$12.0		$10.6

Ratio of expenses to average net assets:
Before expense reimbursement/waiver	2.21	%(3)	3.13%
After expense reimbursement/waiver	1.20	%(3)	1.20%

Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/waiver	(0.81	)%(3)	(1.67)%
After expense reimbursement/waiver	0.20	%(3)	0.26%

Portfolio turnover rate	8	%(2)	31%

(1)
Realized and unrealized gain on investments per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(2)	Not annualized.
(3)	Annualized.

See Notes to the Financial Statements

Reinhart Genesis PMV Fund

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended
	November 30, 2019		Year Ended
	(Unaudited)		May 31, 2019
Advisor Class

PER SHARE DATA:
Net asset value, beginning of period	$9.96		$10.00

INVESTMENT OPERATIONS:
Net investment income	0.01		0.04
Net realized and unrealized gain (loss) on investments	0.88		0.05 (1)
Total from investment operations	0.89		0.09

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.03)
Net realized gains	—		(0.10)
Total distributions	—		(0.13)

Net asset value, end of period	$10.85		$9.96

TOTAL RETURN	8.94	%(2)	1.04%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$32.8		$5.9

Ratio of expenses to average net assets:
Before expense reimbursement/waiver	1.88	%(3)	2.87%
After expense reimbursement/waiver	0.95	%(3)	0.95%

Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/waiver	(0.48	)%(3)	(1.35)%
After expense reimbursement/waiver	0.45	%(3)	0.57%

Portfolio turnover rate	8	%(2)	31%

(1)
Realized and unrealized gain on investments per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(2)	Not annualized.
(3)	Annualized.

See Notes to the Financial Statements

Reinhart Funds

Notes to the Financial Statements (Unaudited)
November 30, 2019

1. ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Reinhart Mid Cap PMV Fund (the “Mid Cap Fund”) and Reinhart Genesis PMV Fund (the “Genesis Fund”) (each a “Fund” and collectively, the “Funds”) are each a diversified series with their own investment objectives and policies within the Trust. The investment objective of the Funds is long-term capital appreciation. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services – Investment Companies. The Mid Cap Fund commenced operations on June 1, 2012 and the Genesis Fund commenced operations on June 1, 2018. The Mid Cap Fund currently offers three classes of shares, the Investor Class, Advisor Class and the Institutional Class. The Mid Cap Fund Institutional Class commenced operations on September 29, 2017.  The Genesis Fund currently offers two classes of shares, the Investor Class and the Advisor Class. Investor Class shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee. The Investor Class and Advisor Class shares are subject to a maximum 0.15% shareholder servicing fee. Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class. The Funds may issue an unlimited number of shares of beneficial interest, with no par value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the period ended November 30, 2019, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. As of and during the period ended November 30, 2019, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the year ended May 31, 2016.

Security Transactions and Investment Income – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

The Funds distribute all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.  The treatment for

Reinhart Funds

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2019

financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Shareholder servicing fees are expensed at an annual rate up to 0.15% of Investor Class and Advisor Class shares and 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (See Note 5). Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3. SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Funds’ major categories of assets and liabilities measured at fair value on a recurring basis. The Funds’ investments are carried at fair value.

Reinhart Funds

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2019

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds (“ETFs”) and real estate investment trusts (“REITs”) that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of November 30, 2019:

Mid Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$218,668,974	$—	$—	$218,668,974
Short-Term Investment	11,802,650	—	—	11,802,650
Total Investments in Securities	$230,471,624	$—	$—	$230,471,624

Genesis Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$42,629,723	$—	$—	$42,629,723
Short-Term Investment	2,353,046	—	—	2,353,046
Total Investments in Securities	$44,982,769	$—	$—	$44,982,769

Refer to the Schedule of Investments for further information on the classification of investments.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Reinhart Partners, Inc. (the “Adviser”) to furnish investment advisory services to the Funds.  For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following rates:

Fund
Mid Cap Fund	0.90%
Genesis Fund	0.95%

Reinhart Funds

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2019

The Funds’ Adviser has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, taxes, brokerage commissions, and extraordinary expenses) do not exceed the following rates (based upon the average daily net assets of the Funds):

Fund	Investor Class	Advisor Class	Institutional Class
Mid Cap Fund	1.30%	1.05%	0.90%
Genesis Fund	1.20%	0.95%	N/A

Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment.  The Operating Expenses Limitation Agreements are indefinite in term and cannot be terminated through at least September 28, 2027 for the Mid Cap Fund and September 28, 2020 for the Genesis Fund.  Thereafter, the agreements may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser.  Waived Fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Fund	Expiration	Amount
Mid Cap Fund	December 2019 – May 2020	$131,901
	June 2020 – May 2021	$399,189
	June 2021 – May 2022	$423,116
	June 2022 – November 2022	$213,967

Genesis Fund	June 2021 – May 2022	$227,536
	June 2022 – November 2022	$127,720

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums.  Fees paid by the Funds for administration and accounting, transfer agency, custody and chief compliance officer services for the period ended November 30, 2019, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Reinhart Funds

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2019

5.  DISTRIBUTION & SHAREHOLDER SERVICE FEES

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% of the average daily net assets of the Investor Class. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the period ended November 30, 2019, the Funds incurred the following expenses pursuant to the Plan:

Fund	Amount
Mid Cap Fund	$22,242
Genesis Fund	$14,088

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Funds may pay a servicing fee at an annual rate of 0.15% of the average daily net assets of the Investor Class and Advisor Class.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the period ended November 30, 2019, the Funds incurred the following expenses pursuant to the Plan:

Fund	Investor Class	Advisor Class
Mid Cap Fund	$13,345	$38,383
Genesis Fund	—	3,716

Reinhart Funds

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2019

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

	Mid Cap Fund		Genesis Fund
	Six Months Ended		Six Months Ended
	November 30, 2019	Year Ended	November 30, 2019	Year Ended
	(Unaudited)	May 31, 2019	(Unaudited)	May 31, 2019
Investor Class:
Shares sold	37,112	197,737	47,141	1,052,622
Shares issued to holders
in reinvestment of dividends	—	98,679	—	11,744
Shares redeemed	(55,838)	(187,655)	(101)	(549)
Net increase (decrease)
in Investor Class shares	(18,726)	108,761	47,040	1,063,817
Advisor Class:
Shares sold	787,550	5,315,508	2,551,629	786,766
Shares issued to holders
in reinvestment of dividends	—	1,020,464	—	4,827
Shares redeemed	(1,388,150)	(5,161,933)	(121,686)	(196,025)
Net increase (decrease)
in Advisor Class shares	(600,600)	1,174,039	2,429,943	595,568
Institutional Class:
Shares sold	268,832	953,269	—	—
Shares issued to holders
in reinvestment of dividends	—	240,623	—	—
Shares redeemed	(392,539)	(430,017)	—	—
Net increase (decrease)
in Institutional Class shares	(123,707)	763,875	—	—
Net increase (decrease)
in shares outstanding	(743,033)	2,046,675	2,476,983	1,659,385

7. INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Funds for the period ended November 30, 2019, were as follows:

	U.S. Government Securities		Other
Fund	Purchases	Sales	Purchases	Sales
Mid Cap Fund	$—	$—	$39,417,802	$52,754,079
Genesis Fund	$—	$—	$26,589,279	$1,927,186

Reinhart Funds

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2019

8. FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at May 31, 2019, the Funds’ most recent fiscal year, were as follows:

	Aggregate	Aggregate		Federal
	Gross	Gross	Net	Income
Fund	Appreciation	Depreciation	Depreciation	Tax Cost
Mid Cap Fund	$18,496,466	$(27,259,865)	$(8,763,399)	$232,064,765
Genesis Fund	1,116,152	(1,626,767)	(510,615)	17,347,254

The difference between book-basis and tax basis unrealized appreciation is attributable primarily to the differences in tax treatment of wash sales.

At May 31, 2019, the Funds’ most recent fiscal year end, components of accumulated loss on a tax-basis were as follows:

	Undistributed	Undistributed	Other		Total
	Ordinary	Long-Term	Accumulated	Unrealized	Accumulated
Fund	Income	Capital Gains	Losses	Depreciation	Loss
Mid Cap Fund	$671,201	$—	$(1,124,343)	$(8,763,399)	$(9,216,541)
Genesis Fund	76,080	6,754	(1)	(510,615)	(427,782)

As of May 31, 2019, the Funds did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. The Mid Cap Fund plans to defer post-October losses of $1,124,343. The Genesis Fund does not plan to defer any post-October losses.

There were no distributions paid by the Funds for the period ended November 30, 2019.

The tax character of distributions paid during the year ended May 31, 2019 were as follows:

	Ordinary	Long-Term
Fund	Income*	Capital Gains	Total
Mid Cap Fund	$4,158,754	$13,751,489	$17,910,243
Genesis Fund	150,668	165	150,833

*	For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.

9. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2019, Wells Fargo Clearing Services, LLC, for the benefit of their customers, owned 32.29% of the outstanding shares of the Mid Cap Fund. Comerica Bank, for the benefit of their customers, owned 29.42%, U.S. Bank, for the benefit of their customers, owned 26.90%, and Morgan Stanley Smith Barney, LLC, for the benefit of their customers, owned 26.80% of the outstanding shares of the Genesis Fund.

Reinhart Funds

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2019

10. SUBSEQUENT EVENT

On December 20, 2019, the Mid Cap PMV Fund paid an ordinary income distribution of $1,337,349 or $0.12390622 per share to the Advisor Class, $413,772 or $0.13145960 per share to the Institutional Class, $93,555 or $0.07730316 per share to the Investor Class. The Genesis PMV Fund paid an ordinary income distribution of $4,068 or $0.00358823 per share to the Investor Class and $57,582 or $0.01963856 per share to the Advisor Class. The Genesis PMV Fund paid a short-term capital gain distribution of $46,674 or $0.04117 per share to the Investor Class and $120,714 or $0.04117 per share to the Advisor Class. The Genesis PMV Fund paid a long-term capital gain distribution of $1,893 or $0.00167 per share to the Investor Class and $4,897 or $0.00167 per share to the Advisor Class.

On November 25, 2019, U.S. Bancorp, the parent company of Quasar Distributors, LLC, the Funds’ distributor, announced that it had signed a purchase agreement to sell Quasar to Foreside Financial Group, LLC such that Quasar will become a wholly-owned broker-dealer subsidiary of Foreside. The transaction is expected to close by the end of March 2020. Quasar will remain the Funds’ distributor at the close of the transaction, subject to Board approval.

Reinhart Funds

Additional Information (Unaudited)
November 30, 2019

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Funds’ Form N-Q is available without charge upon request by calling 1-855-774-3863.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-774-3863. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling 1-855-774-3863, or (2) on the SEC’s website at www.sec.gov.

Reinhart Funds

Privacy Notice

The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds. If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds. All shareholder records will be disposed of in accordance with applicable law. The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires its third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Reinhart Partners, Inc.
1500 West Market Street, Suite 100
Mequon, WI 53092

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report must be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-855-774-3863.

RH-RPSEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Managed Portfolio Series

By (Signature and Title)*    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    February 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    February 4, 2020

By (Signature and Title)*    /s/Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date    February 4, 2020

* Print the name and title of each signing officer under his or her signature.